Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets			$ 13,845	$ 107,400
Amortization of Intangible Assets	$ 1,300	$ 300	2,300	47,400	$ 91,500
Impairment	563,200		563,200	563,200
Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets				107,365
Impairment				377,101
Developed Technology
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets	15,300		13,800
Accumulated amortization	$ 3,800		2,500
Developed Technology | Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets			13,800	2,400
Accumulated amortization			$ 2,500	$ 300